UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund:  BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 87.0%

California — 86.1%
Corporate — 0.7%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 01/01/34	$2,000	$2,040,360

County/City/Special District/School District — 22.3%
Anaheim California Union High School District, GO, Election of 2014, 4.00%, 08/01/42	5,725	5,834,920
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,006,880
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E, 6.00%, 09/01/19(a)	2,660	2,753,180
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	1,520	1,671,346
6.50%, 05/01/42	1,860	2,045,200
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Proposition C, Sales Tax Revenue, Series A, 5.00%, 07/01/42	4,000	4,495,800
County of Los Angeles Facilities, Inc., RB, Vermont Corridor County Administration Building, Series A, 5.00%, 12/01/35	1,730	1,977,217
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	5,000	5,651,400
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	2,440	2,665,749
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/40	5,500	6,087,125
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42	2,500	2,869,900
Lucia Mar Unified School District, GO, Election of 2016, Series B, 5.00%, 08/01/42	1,800	2,022,840
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/23(a)	5,000	5,902,350

Security	Par (000)	Value
County/City/Special District/School District (continued)
San Diego Unified School District, GO, Election of 2012, Series I, 5.00%, 07/01/47	$5,935	$6,632,719
San Francisco Bay Area Rapid Transit District, GO, Election of 2016, Green Bonds, Series A, 4.00%, 08/01/42	7,875	8,085,420
San Marcos Schools Financing Authority, Refunding RB (AGM), 5.25%, 08/15/40	2,900	3,302,027
Tracy Community Facilities District:
Special Tax Bonds, Series 1, 5.00%, 09/01/38	230	244,111
Special Tax Bonds, Series 1, 5.00%, 09/01/48	385	405,135
Special Tax Bonds, Series 1, 5.00%, 09/01/43	350	369,740
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,852,646
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,816,950

		69,692,655
Education — 7.5%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 04/01/20(a)	2,500	2,642,650
San Francisco University, 6.13%, 10/01/21(a)	855	953,556
San Francisco University, 6.13%, 10/01/36(a)	890	985,390
California Municipal Finance Authority, RB, Emerson College, 6.00%, 01/01/22(a)	2,750	3,081,925
California School Finance Authority, RB:
Alliance College-Ready Public Schools - 2023 Union LLC Project, Series A, 6.00%, 07/01/33	1,500	1,647,135
Alliance College-Ready Public Schools - 2023 Union LLC Project, Series A, 6.30%, 07/01/43	3,000	3,300,090
Value Schools, 6.65%, 07/01/33	595	656,386
Value Schools, 6.90%, 07/01/43	1,330	1,461,657
University of California, Refunding RB:
General, Series AZ, 5.00%, 05/15/43(d)	4,700	5,263,342

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
University of California, Refunding RB (continued):
Limited Project, Series O, 5.00%, 05/15/40	$3,000	$3,354,420

		23,346,551
Health — 12.9%
California Health Facilities Financing Authority, RB:
Cedars Sinai Medical Center, Series A, 5.00%, 08/15/35	1,900	2,128,399
Children’s Hospital, Series A, 5.25%, 11/01/41	9,700	10,503,645
Sutter Health, Series B, 6.00%, 08/15/20(a)	7,530	8,074,946
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(a)	10,000	10,283,100
California Statewide Communities Development Authority, RB:
Loma Linda University Medical Center, 5.50%, 12/01/58(b)	625	655,813
Sutter Health, Series A, 6.00%, 08/15/20(a)	8,110	8,682,079

		40,327,982
Housing — 1.1%
County of Santa Clara California Housing Authority, RB, M/F, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 08/01/41	3,500	3,506,685

State — 13.1%
State of California, GO, Refunding:
Various Purpose, 5.00%, 09/01/35	10,115	11,389,288
Various Purpose, 5.25%, 10/01/39	3,500	3,955,350
Various Purposes, 5.00%, 11/01/37	4,690	5,294,635
Various Purposes, 5.00%, 11/01/36	2,000	2,262,820
State of California Public Works Board, LRB:
Department of Developmental Services, Poterville, Series C, 6.25%, 04/01/19(a)	1,610	1,640,799
Department of Education, Riverside Campus Project, Series B, 6.50%, 04/01/19(a)	10,000	10,201,100
Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,697,391

Security	Par (000)	Value
State (continued)
State of California Public Works Board, LRB (continued):
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19(a)	$4,400	$4,602,092

		41,043,475
Tobacco — 4.7%
County of California Tobacco Securitization Agency, Refunding RB, Asset-Backed, Merced County, Series A, 5.25%, 06/01/45	775	776,969
Golden State Tobacco Securitization Corp., Refunding RB:
Asset-Backed, Convertible CAB, Series A-2, 5.30%, 06/01/37	750	766,695
Series A-1, 5.00%, 06/01/47	9,840	9,581,208
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	3,000	3,007,440
5.13%, 06/01/46	605	606,500

		14,738,812
Transportation — 14.3%
City & County of San Francisco California Airports Commission, Refunding ARB, , 5.00%, 05/01/42	3,550	3,840,816
City & County of San Francisco California Airports Commission, ARB, Second Series E, 6.00%, 05/01/39	4,810	4,911,491
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.25%, 05/01/33	1,440	1,568,405
Series B, 5.00%, 05/01/47	3,500	3,842,545
City & County of San Francisco California Port Commission, RB, Series A, 5.13%, 03/01/40	5,075	5,234,609
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	3,910	4,297,129
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/36	2,365	2,578,559

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
City of San Jose California, ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT (AGM):
5.50%, 03/01/30	$1,000	$1,066,070
5.75%, 03/01/34	1,000	1,072,150
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 6.25%, 03/01/34	1,400	1,525,734
County of Sacramento California Airport System Revenue, Refunding ARB, Senior Series A, 5.00%, 07/01/41	8,290	9,089,985
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/42	4,100	4,456,946
San Diego Association of Governments South Bay Expressway Revenue, Refunding RB, Senior Lien, Series A, 5.00%, 07/01/42	1,000	1,106,500

		44,590,939
Utilities — 9.5%
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	4,000	4,244,080
City of Petaluma California Wastewater Revenue, Refunding RB, 6.00%, 05/01/21(a)	2,645	2,905,532
City of Richmond California Wastewater Revenue, Refunding RB, Series A, 5.00%, 08/01/42	5,185	5,816,222
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(a)	2,420	2,636,057
Eastern Municipal Water District, Refunding RB, Series A, 5.00%, 07/01/42	3,000	3,340,590
Los Angeles Department of Water & Power Power System Revenue, RB, Series A, 5.00%, 07/01/42	3,440	3,824,145
Los Angeles Department of Water & Power Power System Revenue, Refunding RB, Series A, 5.00%, 07/01/38	1,950	2,220,153
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 05/01/30	1,245	1,397,662

Security	Par (000)	Value
Utilities (continued)
Oceanside Public Financing Authority, Refunding RB, Series A (continued):
5.25%, 05/01/33	$2,810	$3,136,775

		29,521,216

Total Municipal Bonds in California		268,808,675

Puerto Rico — 0.9%
Tobacco — 0.9%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,970	1,997,974
5.63%, 05/15/43	795	805,820

Total Municipal Bonds in Puerto Rico		2,803,794

Total Municipal Bonds — 87.0% (Cost — $266,032,593)		271,612,469

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

California — 83.0%
County/City/Special District/School District — 32.8%
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series A:
5.00%, 12/01/39	17,850	19,799,488
5.00%, 12/01/44	14,095	15,576,623
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(a)(d)	9,682	10,237,389
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	3,828	3,949,806
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	16,878,526
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	7,732	7,932,856
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 08/01/21(a)	15,520	16,783,871

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
Santa Monica Community College District, GO, Election of 2016, Series A, 5.00%, 08/01/43	$10,000	$11,344,150

		102,502,709
Education — 26.3%
California State University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/41	9,775	10,768,416
5.00%, 11/01/42(d)	13,430	14,930,937
University of California, RB, Series AM, 5.25%, 05/15/44	11,950	13,383,104
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	5,001	5,547,297
Series AZ, 5.00%, 05/15/43(b)(d)	12,000	13,438,260
Series I, 5.00%, 05/15/40	21,875	24,178,844

		82,246,858
Health — 13.2%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	11,000	11,978,065
California Statewide Communities Development Authority, Refunding RB, Cottage Health System Obligation, 5.00%, 11/01/43	26,870	29,169,535

		41,147,600
State — 4.0%
State of California, GO, Refunding, Go, Refunding, Various Purpose, Bid Group, 5.00%, 08/01/37	10,975	12,440,479

Transportation — 3.5%
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/45	10,045	10,790,806

Security	Par (000)	Value
Utilities — 3.2%
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, 5.00%, 06/01/19(a)	$9,870	$10,054,075

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 83.0% (Cost — $259,573,591)		259,182,527

Total Long-Term Investments — 170.0% (Cost — $525,606,184)		530,794,996

	Shares
Short-Term Securities — 0.0%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 1.12%(e)(f)	517	517

Total Short-Term Securities — 0.0% (Cost — $517)		517

Total Investments — 170.0% (Cost — $525,606,701)		530,795,513
Other Assets Less Liabilities — 2.3%		7,172,514
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (38.4)%		(120,047,834)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (33.9)%		(105,700,923)

Net Assets Applicable to Common Shares — 100.0%		$312,219,270

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires between May 18, 2020 to May 15, 2026,, is $18,469,609.

(e)	Annualized 7-day yield as of period end.

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield California Fund, Inc. (MYC)

(f)

During the period ended October 31, 2018, investments in issuers considered to be affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund Portfolio	—	517	517	$517	$—	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,452,423	(5,452,423)	—	—	4,031	(331)	(214)

				$517	$4,031	$(331)	$(214)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

GO — General Obligation Bonds

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	29	12/19/18	$3,435	$23,569
Long U.S. Treasury Bond	72	12/19/18	9,945	230,145
5-Year U.S. Treasury Note	22	12/31/18	2,472	9,674

				$263,388

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield California Fund, Inc. (MYC)

Fair Value Hierarchy as of Period End

• Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$530,794,996	$—	$530,794,996
Short-Term Securities	517	—	—	517

	$517	$530,794,996	$—	$530,795,513

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$263,388	$—	$—	$263,388

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield California Fund, Inc. (MYC)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(119,597,698)	$—	$(119,597,698)
VRDP Shares at Liquidation Value	—	(105,900,000)	—	(105,900,000)

	$—	$(225,497,698)	$—	$(225,497,698)

During the period ended October 31, 2018, there were no transfers between levels.

7

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 19, 2018